CAPITAL MANAGEMENT	12 Months Ended
Nov. 30, 2020
Capital Management [Abstract]
CAPITAL MANAGEMENT [Text Block]

9. CAPITAL MANAGEMENT

The Company considers its capital structure to include net residual equity of all assets, less liabilities. The Company's objectives when managing capital are to (i) maintain financial flexibility in order to preserve its ability to meet financial obligations and continue as a going concern; (ii) maintain a capital structure that allows the Company to pursue the development of its projects and products; and (iii) optimize the use of its capital to provide an appropriate investment return to its shareholders commensurate with risk.

The Company's financial strategy is formulated and adapted according to market conditions in order to maintain a flexible capital structure that is consistent with its objectives and the risk characteristics of its underlying assets. The Company manages its capital structure and adjusts it in light of changes in economic conditions and the risk characteristics of its underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares or acquire or dispose of assets.